Commitments and contingencies	12 Months Ended
Jun. 30, 2019
Commitments and contingencies
Commitments and contingencies

21    Commitments and contingencies

(a)   Capital commitments

Capital commitments, which are primarily related to the campus decoration are as follows:

	2018	2019
	RMB	RMB
Contracted, but not provided for:
Leasehold improvement	14,988	12,525

(b)   Operating lease commitments, which are primarily with related parties, are as follows:

	2018	2019
	RMB	RMB
within one year	33,764	36,376
one year to five years	145,016	155,254
Five years thereafter	497,468	496,794
	676,248	688,424